Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Taxes [Abstract]
Greek Tonnage tax	$ 0	$ 21	$ 612	$ 538